FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [abstract]
Disclosure of credit risk exposure [text block]
The Company’s maximum exposure to credit risk is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2018	2017
CREDIT RISK EXPOSURE
Cash and cash equivalents	103.7	216.2
Trade and other receivables	35.9	27.1
Total financial instrument exposure to credit risk	139.6	243.3

Analysis of age of financial assets that are past due but not impaired [text block]
The aging of trade and other receivables is as follows:

					As at December 31
(in millions of U.S. dollars)	0-30 days	31-60 days	61-90 days	91-120 days	Over 120 days	2018 Total	2017 Total
AGING TRADE AND OTHER RECEIVABLES
Rainy River	4.5	3.8	-	-	0.5	8.8	17.3
New Afton	5.6	0.4	1.6	0.7	-	8.3	1.4
Mesquite	-	-	-	-	-	-	0.7
Cerro San Pedro	3.8	0.3	0.2	0.3	0.5	5.1	6.3
Blackwater	-	-	-	-	0.3	0.3	0.4
Corporate	13.4	-	-	-	-	13.4	1.0
Total trade and other receivables	27.3	4.5	1.8	1.0	1.3	35.9	27.1

Disclosure of detailed information about contractual maturities of debt commitments [text block]
The following table shows the contractual maturities of debt commitments. The amounts presented represent the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

				As at December 31
(in millions of U.S. dollars)	< 1 year	1-3 years	4-5 years	After 5 years	2018 Total	2017 Total
DEBT COMMITMENTS
Trade and other payables	112.6	-	-	-	112.6	153.7
Long-term debt	-	-	500.0	300.0	800.0	1,030.0
Interest payable on long-term debt	50.3	100.8	65.5	26.3	242.9	292.9
Gold stream obligation	19.2	43.5	55.2	149.6	267.5	290.5
Total debt commitments	182.1	144.3	620.7	475.9	1,423.0	1,767.1

Disclosure of detailed information about currencies of financial instruments and other foreign currency denominated liabilities [text block]
The currencies of the Company’s financial instruments and other foreign currency denominated liabilities, based on notional amounts, were as follows:

	As at December 31, 2018
(in millions of U.S. dollars)	CAD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	12.9	0.6
Trade and other receivables	9.9	4.9
Income tax receivable	-	4.6
Trade and other payables	(105.0)	(14.1)
Deferred tax liability	(41.5)	-
Reclamation and closure cost obligations	(72.6)	(13.5)
Performance share units and restricted share units	(0.5)	-
Total exposure to currency risk	(196.8)	(17.5)

	As at December 31, 2017
(in millions of U.S. dollars)	CAD	AUD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	16.6	5.9	1.5
Trade and other receivables	19.5	-	6.2
Income tax receivable	0.4	-	4.2
Deferred tax asset	130.5	-	-
Trade and other payables	(141.6)	-	(11.5)
Deferred tax liability	(183.9)	-	(0.1)
Reclamation and closure cost obligations	(84.6)	-	(11.7)
Performance share units and restricted share units	(2.8)	(2.6)	-
Total exposure to currency risk	(245.9)	3.3	(11.4)

Disclosure of detailed information about changes in foreign exchange rates [text block]	A 10% strengthening (weakening) of the U.S. dollar against the following currencies would have decreased (increased) the Company’s net loss from the financial instruments presented by the amounts shown below.

	Year ended December 31
(in millions of U.S. dollars)	2018	2017
IMPACT OF 10% CHANGE IN FOREIGN EXCHANGE RATES
Canadian dollar	19.7	24.6
Australian dollar	-	(0.6)
Mexican peso	1.8	1.1

Disclosure of detailed information about change in commodity prices [text block]	A 10% change in commodity prices and fuel and electricity prices would impact the Company’s net earnings before taxes and other comprehensive income before taxes as follows:

	Year ended December 31, 2018		Year ended December 31, 2017
(in millions of U.S. dollars)	Net Earnings	Other Comprehensive Income	Net Earnings	Other Comprehensive Income
IMPACT OF 10% CHANGE IN COMMODITY PRICES
Gold price	37.6	-	52.5	-
Copper price	6.5	-	9.0	-
Fuel and electricity price	5.5	-	4.6	0.3